Related Party Transactions - Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Parties Transactions [Abstract]
Salaries and wages	$ 1,312	$ 2,146
Variable compensation	16,436	19,023
Aggregate amount of compensation	$ 17,748	$ 21,169